Intangibles (Tables) - Ambulnz, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangibles (Tables) [Line Items]
Schedule of intangible assets
	September 30, 2021
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$37,530	$(5,605)	$31,925
Computer software	5 years	294,147	(204,874)	89,273
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4-5 years	5,747,473	(3,431,103)	2,316,370
		$14,454,664	$(3,641,582)	$10,813,082
	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$23,382	$(4,107)	$19,275
Computer software	5 years	294,148	(161,332)	132,816
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4-5 years	4,189,662	(2,043,161)	2,146,501
		$12,882,706	$(2,208,600)	$10,674,106

	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$17,197	$6,185	$(4,107)	$19,275
Computer software	5 years	279,249	14,899	(161,332)	132,816
Operating licenses	Indefinite	8,175,514	200,000	—	8,375,514
Internally developed software	4 – 5 years	2,256,001	1,933,661	(2,043,161)	2,146,501
		$10,727,961	$2,154,745	$(2,208,600)	$10,674,106
	December 31, 2019
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$9,630	$7,567	$(2,783)	$14,414
Computer software	5 years	258,901	20,348	(103,120)	176,129
Operating licenses	Indefinite	7,462,210	713,304	—	8,175,514
Internally developed software	4 – 5 years	645,112	1,610,889	(651,482)	1,604,519
		$8,375,853	$2,352,108	$(757,385)	$9,970,576

Schedule of future amortization expense
Amortization Expense
2021, remaining	$308,075
2022	1,206,873
2023	641,265
2024	151,934
2025	108,141
Thereafter	21,280
Total	$2,437,568

Years ending December 31,	Amortization Expense
2021	899,762
2022	889,158
2023	438,741
2024	50,275
Thereafter	20,656
Total	$2,298,592